Cover		12 Months Ended
	Feb. 10, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Period End Date	Feb. 10, 2021
Entity Registrant Name		INVACARE CORPORATION
Entity Incorporation, State or Country Code		OH
Entity File Number		001-15103
Entity Central Index Key	0000742112
Entity Tax Identification Number		95-2680965
Title of 12(b) Security		Common Shares, without par value
Trading Symbol		IVC
Security Exchange Name		NYSE
Amendment Flag	false
Document Type		8-K
Written Communications		false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information [Line Items]
Entity Registrant Name		INVACARE CORPORATION
Entity Incorporation, State or Country Code		OH
Entity File Number		001-15103
Entity Tax Identification Number		95-2680965
City Area Code		(440)
Local Phone Number		329-6000
Entity Addresses [Line Items]
Entity Address, Address Line One		One Invacare Way
Entity Address, City or Town		Elyria
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44035